STOCKHOLDERS' EQUITY - Dividends (Details Textuals 2) (USD $)	9 Months Ended			0 Months Ended	9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 04, 2012 Series C Preferred Stock	Sep. 30, 2012 Series C Preferred Stock	Dec. 31, 2011 Series C Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Sep. 30, 2012 Cumulative Convertible Preferred Stock Series C Preferred Stock	Jun. 30, 2011 Cumulative Convertible Preferred Stock Series C Preferred Stock
Dividends Payable [Line Items]
Stated value of the Preferred per share							$ 4.00	$ 3.20	$ 3.20	$ 3.73
Preferred Stock, Dividend Payment Rate, Variable	The dividend rate, as adjusted from time to time on each share of Series C Preferred was as follows through June 3, 2012: 8% per share per annum on the stated value of $3.20 per share for the period from the date of its issue through the last day of the sixteenth (16th) month after the date of its issue; 12% per share per annum on the stated value commencing on the first day of the seventeenth (17th) month through the last day of the thirtieth month (30th) after the date of its issue; and 20% per share per annum on the stated value for each dividend period thereafter commencing on the first day of the thirty-first (31st) month after the date of its issue.
Dividend Rate				20.00%	20.00%		8.00%	8.00%
Cash dividends payable due		$ 304,826	$ 79,570		$ 221,650	$ 90,582
Adjustment to retained earnings and preferred stock					$ 376,433